ALLIANCE VARIABLE PRODUCTS SERIES FUND GROWTH AND INCOME PORTFOLIO

SEMI-ANNUAL REPORT
JUNE 30, 2000
(UNAUDITED)



Investment Products Offered
> Are Not FDIC Insured
> May Lose Value
> Are Not Bank Guaranteed



GROWTH AND INCOME PORTFOLIO
TEN LARGEST HOLDINGS
June 30, 2000 (unaudited)                Alliance Variable Products Series Fund
_______________________________________________________________________________

                                                                    PERCENT OF
COMPANY                                         U.S. $ VALUE        NET ASSETS
-------------------------------------------------------------------------------
United Technologies Corp.                       $ 22,996,575           4.1%
Kroger Co.                                        22,397,850           4.0
Household International, Inc.                     21,965,781           3.9
Pepsi Bottling Group, Inc.                        21,131,750           3.7
First Data Corp.                                  20,132,862           3.6
Tenet Healthcare Corp.                            19,793,700           3.5
Tyco International, Ltd.                          19,774,325           3.5
Chase Manhattan Corp.                             19,475,225           3.4
Schering-Plough Corp.                             15,251,000           2.7
BankAmerica Corp.                                 14,658,700           2.6
                                                $197,577,768          35.0%


1


GROWTH AND INCOME PORTFOLIO
PORTFOLIO OF INVESTMENTS
June 30, 2000 (unaudited)                Alliance Variable Products Series Fund
_______________________________________________________________________________

Company                                          Shares     U.S. $ Value
-------------------------------------------------------------------------------
COMMON STOCKS-97.5%
FINANCE-18.9%
BANKING-MONEY CENTERS-5.4%
Chase Manhattan Corp.                           422,800     $ 19,475,225
Citigroup, Inc.                                 185,150       11,155,287
                                                             ------------
                                                              30,630,512

BANKING-REGIONAL-3.9%
Bank One Corp.                                  172,000        4,568,750
BankAmerica Corp.                               340,900       14,658,700
FleetBoston Financial Corp.                      75,000        2,550,000
                                                             ------------
                                                              21,777,450

INSURANCE-2.1%
AFLAC, Inc.                                     121,000        5,558,438
PMI Group, Inc.                                  88,350        4,196,625
The Hartford Financial
  Services Group, Inc.                           36,000        2,013,750
                                                             ------------
                                                              11,768,813

REAL ESTATE-0.1%
ProLogis Trust                                   37,090          790,481

MISCELLANEOUS-7.4%
Associates First Capital Corp. Cl.A             552,300       12,323,194
Household International, Inc.                   528,500       21,965,781
MBNA Corp.                                      113,850        3,088,181
MGIC Investment Corp.                            55,000        2,502,500
The CIT Group, Inc. Cl.A                        119,600        1,943,500
                                                             ------------
                                                              41,823,156
                                                             ------------
                                                             106,790,412

TECHNOLOGY-13.0%
COMPUTER HARDWARE-1.7%
Compaq Computer Corp.                           181,700        4,644,706
Gateway, Inc. (a)                                92,000        5,221,000
                                                             ------------
                                                               9,865,706

COMPUTER SERVICES-5.2%
Computer Sciences Corp. (a)                      61,200        4,570,875
Electronic Data Systems Corp.                   115,000        4,743,750
First Data Corp.                                405,700       20,132,862
                                                             ------------
                                                              29,447,487

CONTRACT MANUFACTURING-3.0%
Sanmina Corp. (a)                               144,000       12,312,000
Solectron Corp. (a)                             104,800        4,388,500
                                                             ------------
                                                              16,700,500

SEMI-CONDUCTOR COMPONENTS-3.1%
Altera Corp. (a)                                 54,000        5,504,625
Fairchild Semiconductor Corp. (a)                60,200        2,438,100
Micron Technology, Inc. (a)                     107,000        9,422,688
                                                             ------------
                                                              17,365,413
                                                             ------------
                                                              73,379,106

CONSUMER STAPLES-11.9%
BEVERAGES-3.7%
Pepsi Bottling Group, Inc.                      724,000       21,131,750

COSMETICS-0.7%
Avon Products, Inc.                              92,000        4,094,000

FOOD-1.7%
General Mills, Inc.                              79,000        3,021,750
Heinz (H.J.) Co.                                 43,000        1,881,250
Nabisco Group Holding Corp.                     181,800        4,715,438
                                                             ------------
                                                               9,618,438

RETAIL-FOOD & DRUG-4.0%
Kroger Co. (a)                                1,015,200       22,397,850

TOBACCO-1.8%
Philip Morris Cos., Inc.                        374,000        9,934,375
                                                             ------------
                                                              67,176,413

UTILITIES-10.7%
ELECTRIC & GAS UTILITIES-2.4%
Allegheny Energy, Inc.                           51,900        1,420,763
CMS Energy Corp.                                 88,400        1,955,850
Duke Power Energy Corp.                          20,600        1,161,325
FPL Group, Inc.                                  47,900        2,371,050
GPU, Inc.                                       143,700        3,888,881
Pinnacle West Capital Corp.                      88,600        3,001,325
                                                             ------------
                                                              13,799,194

TELEPHONE UTILITIES-7.3%
AT&T Corp.                                      148,241        4,688,121
BellSouth Corp.                                 215,000        9,164,375
MediaOne Group, Inc. (a)                         52,000        3,448,315
Sprint Corp.                                    188,000        9,588,000
U.S. WEST, Inc.                                  68,500        5,873,875
WorldCom, Inc. (a)                              181,752        8,337,873
                                                             ------------
                                                              41,100,559

MISCELLANEOUS-1.0%
AES Corp. (a)                                   120,600        5,502,375
                                                             ------------
                                                              60,402,128

CONSUMER SERVICES-9.1%
AIRLINES-1.5%
Continental Airlines, Inc. Cl.B (a)             180,000        8,460,000

BROADCASTING & CABLE-2.7%
A.H. Belo Corp. Series A                        199,000        3,445,187
Clear Channel Communications, Inc. (a)           74,000        5,550,000
Comcast Corp. Cl.A (a)                          155,000        6,277,500
                                                             ------------
                                                              15,272,687

ENTERTAINMENT & LEISURE-0.5%
Royal Caribbean Cruises, Ltd.                   138,600        2,564,100


2


                                         Alliance Variable Products Series Fund
_______________________________________________________________________________

                                              Shares or
                                              Principal
                                               Amount
Company                                         (000)       U.S. $ Value
-------------------------------------------------------------------------------
PRINTING & PUBLISHING-1.2%
Gannett Co., Inc.                               112,000     $  6,699,000

RETAIL - GENERAL MERCHANDISE-2.7%
Circuit City Stores-Circuit City Group          156,000        5,177,250
Limited, Inc.                                   307,000        6,638,875
Saks, Inc. (a)                                  342,500        3,596,250
                                                             ------------
                                                              15,412,375

TOYS-0.5%
Mattel, Inc.                                    209,000        2,756,188
                                                             ------------
                                                              51,164,350

ENERGY-9.0%
DOMESTIC INTEGRATED-3.2%
Kerr-Mcgee Corp.                                108,500        6,394,719
USX-Marathon Group                              470,500       11,791,906
                                                             ------------
                                                              18,186,625

DOMESTIC PRODUCERS-0.3%
Murphy Oil Corp.                                 25,550        1,518,628

INTERNATIONAL-2.8%
BP Amoco Plc (ADR)                              116,440        6,586,137
Repsol, SA (ADR)                                169,000        3,348,313
Total Fina, SA (ADR)                             74,000        5,684,125
                                                             ------------
                                                              15,618,575

OIL SERVICE-1.0%
Noble Drilling Corp. (a)                        140,200        5,774,488

MISCELLANEOUS-1.7%
Dynegy, Inc.                                    140,000        9,563,750
                                                             ------------
                                                              50,662,066

HEALTH CARE-7.7%
DRUGS-2.7%
Schering-Plough Corp.                           302,000       15,251,000

MEDICAL PRODUCTS-1.5%
Abbott Laboratories                             190,000        8,466,875

MEDICAL SERVICES-3.5%
Tenet Healthcare Corp.                          733,100       19,793,700
                                                             ------------
                                                              43,511,575

MULTI-INDUSTRY COMPANIES-6.4%
Honeywell International, Inc.                   392,493       13,222,108
Tyco International, Ltd.                        417,400       19,774,325
U.S. Industries, Inc.                           269,100        3,262,837
                                                             ------------
                                                              36,259,270

BASIC INDUSTRIES-4.2%
CHEMICALS-2.8%
Eastman Chemical Co.                             47,000        2,244,250
Lyondell Chemical Co.                           605,000       10,133,750
Solutia, Inc.                                   265,000        3,643,750
                                                             ------------
                                                              16,021,750

MINING & METALS-1.4%
Alcoa, Inc.                                     274,700        7,966,300
                                                             ------------
                                                              23,988,050

CAPITAL GOODS-4.1%
MISCELLANEOUS-4.1%
United Technologies Corp.                       390,600       22,996,575

CONSUMER MANUFACTURING-1.3%
BUILDING & RELATED-1.3%
Masco Corp.                                     413,000        7,459,813

TRANSPORTATION-1.2%
RAILROADS-0.9%
Burlington Northern Santa Fe Corp.              220,000        5,046,250

MISCELLANEOUS-0.3%
Wisconsin Central Transport Corp. (a)           120,000        1,560,000
                                                             ------------
                                                               6,606,250

Total Common Stocks
  (cost $503,786,947)                                        550,396,008

SHORT-TERM INVESTMENT-3.1%
TIME DEPOSIT-3.1%
State Street Euro Dollar
  6.00%, 7/03/00
  (amortized cost $17,529,000)                   17,529       17,529,000

TOTAL INVESTMENTS-100.6%
  (cost $521,315,947)                                        567,925,008
Other assets less liabilities-(0.6%)                          (3,292,876)

NET ASSETS-100%                                             $564,632,132


(a)  Non-income producing security.

     Glossary:
     ADR - American Depositary Receipt

     See Notes to Financial Statements.


3


GROWTH AND INCOME PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
June 30, 2000 (unaudited)                Alliance Variable Products Series Fund
_______________________________________________________________________________

ASSETS
  Investments in securities, at value (cost $521,315,947)         $567,925,008
  Cash                                                                     157
  Receivable for investment securities sold                          3,364,195
  Dividends and interest receivable                                    823,082
  Total assets                                                     572,112,442

LIABILITIES
  Payable for investment securities purchased                        7,067,831
  Advisory fee payable                                                 293,737
  Accrued expenses                                                     118,742
  Total liabilities                                                  7,480,310

NET ASSETS                                                        $564,632,132

COMPOSITION OF NET ASSETS
  Capital stock, at par                                           $     26,427
  Additional paid-in capital                                       489,485,417
  Undistributed net investment income                                2,566,748
  Accumulated net realized gain on investments                      25,944,479
  Net unrealized appreciation of investments                        46,609,061
                                                                  $564,632,132
Class A Shares
  Net assets                                                      $540,213,818
  Shares of capital stock outstanding                               25,281,034
  Net asset value per share                                       $      21.37
Class B Shares
  Net assets                                                      $ 24,418,314
  Shares of capital stock outstanding                                1,145,899
  Net asset value per share                                       $      21.31


See Notes to Financial Statements.


4


GROWTH AND INCOME PORTFOLIO
STATEMENT OF OPERATIONS
Six Months Ended June 30, 2000 (unaudited)
                                         Alliance Variable Products Series Fund
_______________________________________________________________________________

INVESTMENT INCOME
  Dividends (net of foreign tax withheld of $13,034)              $  4,060,286
  Interest                                                             408,141
  Total investment income                                            4,468,427

EXPENSES
  Advisory fee                                                       1,655,655
  Distribution fee - Class B                                            16,505
  Custodian                                                             65,800
  Audit and legal                                                       42,192
  Administrative                                                        31,472
  Printing                                                              28,382
  Directors' fees                                                          578
  Transfer agency                                                          496
  Miscellaneous                                                          8,898
  Total expenses                                                     1,849,978
  Net investment income                                              2,618,449

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
  Net realized gain on investment transactions                      26,103,667
  Net change in unrealized appreciation/depreciation
    of investments                                                  (1,900,510)
  Net gain on investments                                           24,203,157

NET INCREASE IN NET ASSETS FROM OPERATIONS                        $ 26,821,606


See Notes to Financial Statements.


5

GROWTH AND INCOME PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS       Alliance Variable Products Series Fund
_______________________________________________________________________________

                                                Six Months Ended    Year Ended
                                                 June 30, 2000     December 31,
                                                  (unaudited)         1999
                                                ----------------  -------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
  Net investment income                           $  2,618,449    $  3,401,733
  Net realized gain on investments                  26,103,667      35,901,080
  Net change in unrealized
    appreciation/depreciation of investments        (1,900,510)      7,123,872
  Net increase in net assets from operations        26,821,606      46,426,685

DIVIDENDS AND DISTRIBUTIONS TO
SHAREHOLDERS FROM:
  Net investment income
    Class A                                         (3,288,670)     (3,318,107)
    Class B                                           (113,881)             -0-
  Net realized gain on investments
    Class A                                        (34,576,976)    (42,704,228)
    Class B                                         (1,241,725)             -0-

CAPITAL STOCK TRANSACTIONS
  Net increase                                      46,876,159     148,136,928
  Total increase                                    34,476,513     148,541,278

NET ASSETS
  Beginning of period                              530,155,619     381,614,341
  End of period (including undistributed net
    investment income of $2,566,748 and
    $3,350,850, respectively)                     $564,632,132    $530,155,619


See Notes to Financial Statements.


6


GROWTH AND INCOME PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
June 30, 2000 (unaudited)                Alliance Variable Products Series Fund
_______________________________________________________________________________

NOTE A: Significant Accounting Policies
The Growth and Income Portfolio (the "Portfolio") is a series of Alliance Variable Products Series Fund, Inc. (the "Fund"). The Portfolio's investment objective is to seek reasonable current income and reasonable opportunity for appreciation through investments primarily in dividend-paying, common stocks of good quality. The Fund was incorporated in the State of Maryland on November 17, 1987, as an open-end series investment company. The Fund had no operations prior to November 28, 1990. The Fund offers nineteen separately managed pools of assets which have differing investment objectives and policies. The Fund currently issues shares of the Conservative Investors Portfolio, Growth Investors Portfolio, Total Return Portfolio, Growth and Income Portfolio, Growth Portfolio, International Portfolio, Premier Growth Portfolio, Quasar Portfolio, Real Estate Investment Portfolio, Technology Portfolio, Utility Income Portfolio, Worldwide Privatization Portfolio, Global Bond Portfolio, Global Dollar Government Portfolio, High-Yield Portfolio, North American Government Income Portfolio, Short-Term Multi-Market Portfolio, U.S. Government/High Grade Securities Portfolio and Money Market Portfolio (the "Portfolios"). On January 5, 1999, the creation of a second class of shares, Class B shares, was approved by the Board of Directors. The Fund offers Class A and Class B shares. Both classes of shares have identical voting, dividend, liquidating and other rights, except that Class B shares bear a distribution expense and have exclusive voting rights with respect to the Class B distribution plan. As of June 30, 2000, the following Portfolios had Class B shares issued and outstanding: Growth and Income Portfolio, Growth Portfolio, Premier Growth Portfolio, Technology Portfolio, Global Bond Portfolio, U.S. Government/High Grade Securities Portfolio and Money Market Portfolio.

The Fund offers and sells its shares only to separate accounts of certain life insurance companies for the purpose of funding variable annuity contracts and variable life insurance policies. Sales are made without a sales charge at each Portfolio's net asset value per share.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States, which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund.

1. Security Valuation
Portfolio securities traded on a national securities exchange or on a foreign securities exchange (other than foreign securities exchanges whose operations are similar to those of the United States over-the-counter market) or on The Nasdaq Stock Market, Inc., are generally valued at the last reported sales price or if no sale occurred, at the mean of the closing bid and asked price on that day. Readily marketable securities traded in the over-the-counter market, securities listed on a foreign securities exchange whose operations are similar to the U.S. over-the-counter market, and securities listed on a national securities exchange whose primary market is believed to be over-the-counter (but excluding securities traded on The Nasdaq Stock Market, Inc.), are valued at the mean of the current bid and asked price. U.S. government and fixed income securities which mature in 60 days or less are valued at amortized cost, unless this method does not represent fair value. Securities for which current market quotations are not readily available are valued at their fair value as determined in good faith by, or in accordance with procedures adopted by, the Board of Directors. Fixed income securities may be valued on the basis of prices obtained from a pricing service when such prices are believed to reflect the fair market value of such securities.

Securities in which the Money Market Portfolio invests are valued at amortized cost which approximates fair value, under which method a portfolio instrument is valued at cost and any premium or discount is amortized on a straight-line basis to maturity.

2. Currency Translation
Assets and liabilities denominated in foreign currencies and commitments under forward exchange currency contracts are translated into U.S. dollars at the mean of the quoted bid and asked price of such currencies against the U.S. dollar. Purchases and sales of portfolio securities are translated at the rates of exchange prevailing when such securities were acquired or sold. Income and expenses are translated at rates of exchange prevailing when accrued.

The Portfolios isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held.

Net realized gains and losses on foreign currency transactions represent foreign exchange gains and losses from sales and maturities of securities and forward exchange currency contracts, holdings of foreign currencies, exchange gains and losses realized between the trade and


7


GROWTH AND INCOME PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
(continued)                              Alliance Variable Products Series Fund
_______________________________________________________________________________

settlement dates on investment transactions, and the difference between the amounts of interest, dividends and foreign witholding tax reclaims recorded on the Portfolio's books and the U.S. dollar equivalent amounts actually received or paid. Net currency gains and losses from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of net unrealized appreciation (depreciation) of investments and foreign currency denominated assets and liabilities.

3. Taxes
It is the Fund's policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required.

4. Investment Income and Investment Transactions
Dividend income is recorded on the ex-dividend date. Interest income is accrued daily. Investment transactions are accounted for on the date securities are purchased or sold. The Fund accretes discounts as adjustments to interest income and in the case of the Money Market Portfolio, amortizes premium as well. Investment gains and losses are determined on the identified cost basis.

5. Dividends and Distributions
Each Portfolio declares and distributes dividends and distributions from net investment income and net realized gains, respectively, if any, at least annually, except for dividends on the Money Market Portfolio, which are declared daily and paid monthly. Income dividends and capital gains distributions to shareholders are recorded on the ex-dividend date.

Income dividends and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with accounting principles generally accepted in the United States. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification.


NOTE B: Advisory Fee and Other Transactions with Affiliates
Under the terms of an investment advisory agreement, the Portfolio pays Alliance Capital Management L.P. (the "Adviser"), an investment advisory fee at an annualized rate of .625% of the Portfolio's average daily net assets.

Pursuant to the advisory agreement, the Portfolio paid $31,472 to the Adviser representing the cost of certain legal and accounting services provided to the Portfolio by the Adviser for the six months ended June 30, 2000.

During the six months ended June 30, 2000, the Adviser agreed to waive its fee and to reimburse the additional operating expenses to the extent necessary to limit total operating expenses on an annual basis to .95% and 1.20% of the average daily net assets for Class A and Class B shares, respectively. Expense waivers/reimbursements, if any, are accrued daily and paid monthly. For the six months ended June 30, 2000, the Portfolio received no such waivers/reimbursements.

Brokerage commissions paid on investment transactions for the six months ended June 30, 2000, amounted to $463,702 , none of which was paid to brokers utilizing the services of the Pershing Division of Donaldson, Lufkin & Jenrette Securities Corp. ("DLJ"), an affiliate of the Adviser, and of which $34,043 was paid to DLJ directly.

The Fund compensates Alliance Fund Services, Inc., a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Fund. For the six months ended June 30, 2000, the Fund paid a total of $9,000 which was allocated evenly among the Portfolios.


NOTEC: Distribution Plan
The Portfolios have each adopted a Plan for Class B shares of the Fund pursuant to Rule 12b-1 under the Investment Company Act of 1940 (each a "Plan" and collectively the "Plans"). Under the Plans, the Portfolios pay distribution and servicing fees to the Distributor at an annual rate of up to .50% of each portfolio's average daily net assets attributable to the Class B shares. The fees are accrued daily and paid monthly. The Board of Directors currently limit payments under the Plan to .25% of each Portfolio's average daily net assets attributable to Class B shares. The Plans provide that the Distributor will use such payments in their entirety for distribution assistance and promotional activities.

The Portfolios are not obligated under the Plans to pay any distribution services fee in excess of the amounts set forth above. The purpose of the payments to the Distributor under the Plans is to compensate the Distributor for


8


                                         Alliance Variable Products Series Fund
_______________________________________________________________________________

its distribution services with respect to the sale of each Portfolio's shares. Since the Distributor's compensation is not directly tied to its expenses, the amount of compensation received by it under the Plan during any year may be more or less than its actual expenses. For this reason, the Plans are characterized by the staff of the Commission as being of the "compensation" variety.

In the event that a Plan is terminated or not continued, no distribution services fees (other than current amounts accrued but not yet paid) would be owed by the Portfolios to the Distributor with respect to the relevant Plan.

The Plan also provides that the Adviser may use its own resources to finance the distribution of each Portfolio's shares.


NOTE D: Investment Transactions
Purchases and sales of investment securities (excluding short-term investments) for the six months ended June 30, 2000, were as follows:

Purchases:
Stocks and debt obligations                                       $183,196,783
U.S. government and agencies                                                -0-

Sales:
Stocks and debt obligations                                       $161,602,889
U.S. government and agencies                                                -0-

At June 30, 2000, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes. Accordingly, gross unrealized appreciation and unrealized depreciation are as follows:

Gross unrealized appreciation                                     $ 89,184,997
Gross unrealized depreciation                                      (42,575,936)
Net unrealized appreciation                                       $ 46,609,061

1. Forward Exchange Currency Contracts
All Portfolios (except for the Global Dollar Government Portfolio, U.S. Government/High Grade Securities Portfolio and Money Market Portfolio) may enter into forward exchange currency contracts to hedge exposure to changes in foreign currency exchange rates on foreign portfolio holdings, to hedge certain firm purchase and sales commitments denominated in foreign currencies and for investment purposes. A forward exchange currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate.

The Portfolios may enter into contracts to deliver or receive foreign currency it will receive from or require for its normal investment activities. It may also use contracts in a manner intended to protect foreign currency denominated securities from declines in value due to unfavorable exchange rate movements. The gain or loss arising from the difference between the original contracts and the closing of such contracts is included in realized gains or losses from foreign currency transactions. Fluctuations in the value of forward exchange currency contracts are recorded for financial reporting purposes as unrealized gains or losses by the Portfolio.

Each Portfolio's custodian will place and maintain cash not available for investment or other liquid assets in a separate account of the Portfolio having an approximate value equal to the aggregate amount of the respective portfolio's commitments under forward exchange currency contracts entered into with respect to position hedges.

Risks may arise from the potential inability of a counterparty to meet the terms of a contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The face or contract amount, in U.S. dollars, reflects the total exposure each Portfolio has in that particular currency contract.

At June 30, 2000, the Portfolio had no outstanding forward exchange currency contracts.

2. Option Transactions
For hedging and investment purposes, all Portfolios (except for the Money Market Portfolio) may purchase and write call options and purchase put options on U.S. securities that are traded on U.S. securities exchanges and over-the-counter markets.

The risk associated with purchasing an option is that the Portfolio pays a premium whether or not the option is


9


GROWTH AND INCOME PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
(continued)                              Alliance Variable Products Series Fund
_______________________________________________________________________________

exercised. Additionally, the Portfolio bears the risk of loss of premium and change in market value should the counterparty not perform under the contract. Put and call options purchased are accounted for in the same manner as portfolio securities. The cost of securities acquired through the exercise of call options is increased by premiums paid. The proceeds from securities sold through the exercise of put options are decreased by the premiums paid.

When the Portfolio writes an option, the premium received by the Portfolio is recorded as a liability and is subsequently adjusted to the current market value of the option written. Premiums received from which written options expire unexercised are recorded by the Portfolio on the expiration date as realized gains from written options. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium received is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium received is added to the proceeds from the sale of the underlying security or currency in determining whether the Portfolio has realized a gain or loss. In writing an option, the Portfolio bears the market risk of an unfavorable change in the price of the security or currency underlying the written option. Exercise of an option written by the Portfolio could result in the Portfolio selling or buying a security or currency at a price different from the current market value.

The Portfolio had no transactions in options written for the six months ended June 30, 2000.


NOTE E: Capital Stock
There are 20,000,000,000 shares of capital stock, $.001 par value per share of the Fund authorized divided into two classes, designated Class A and Class B. Each lass consists of 10,000,000,000 authorized shares. Transactions in capital stock were as follows:

                               SHARES                         AMOUNT
                    ---------------------------  ------------------------------
                   Six Months Ended  Year Ended  Six Months Ended  Year Ended
                     June 30, 2000  December 31,  June 30, 2000   December 31,
                      (unaudited)       1999       (unaudited)        1999
                     ------------  ------------  --------------  --------------
CLASS A
Shares sold            4,501,343     7,229,780    $ 98,404,411    $158,338,431
Shares issued in
  reinvestment of
  dividends and
  distributions        1,690,431     2,179,088      37,865,646      46,022,335
Shares redeemed       (4,879,594)   (2,910,169)   (106,582,090)    (64,051,586)
Net increase           1,312,180     6,498,699    $ 29,687,967    $140,309,180

                      Six Months     June 1,      Six Months        June 1,
                        Ended        1999* to       Ended          1999* to
                    June 30, 2000  December 31,  June 30, 2000   December 31,
                     (unaudited)       1999       (unaudited)        1999
                     ------------  ------------  --------------  --------------
CLASS B
Shares sold              799,588       384,785    $ 17,586,074    $  8,209,638
Shares issued in
  reinvestment of
  dividends and
  distributions           60,654            -0-      1,355,606              -0-
Shares redeemed          (81,651)      (17,477)     (1,753,488)       (381,890)
Net increase             778,591       367,308    $ 17,188,192    $  7,827,748


NOTE F: Concentration of Risk
Investing in securities of foreign companies or foreign governments involves special risks which include changes in foreign exchange rates and the possibility of future political and economic developments which could adversely affect the value of such securities. Moreover, securities of many foreign companies or foreign governments and their markets may be less liquid and their prices more volatile than those of comparable United States companies or of the United States government.


*    Commencement of distribution.


10


                                         Alliance Variable Products Series Fund
_______________________________________________________________________________

NOTE G:Bank Borrowing
A number of open-end mutual funds managed by the Adviser, including the Fund, participate in a $750 million revolving credit facility (the "Facility") intended to provide short-term financing if necessary, subject to certain restrictions in connection with abnormal redemption activity. Commitment fees related to the Facility are paid by the participating funds and are included in the miscellaneous expenses in the statement of operations. The Fund did not utilize the Facility during the six months ended June 30, 2000.


11


GROWTH AND INCOME PORTFOLIO
FINANCIAL HIGHLIGHTS                     Alliance Variable Products Series Fund
_______________________________________________________________________________

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                                                             CLASS A
                                            ----------------------------------------------------------------------------
                                            Six Months
                                               Ended                        Year Ended December 31,
                                          June 30, 2000  ---------------------------------------------------------------
                                            (unaudited)     1999         1998         1997         1996         1995
                                            -----------  -----------  -----------  -----------  -----------  -----------
Net asset value, beginning of period          $21.79       $21.84       $19.93       $16.40       $15.79       $11.85

INCOME FROM INVESTMENT OPERATIONS
Net investment income (a)                        .11          .16          .22          .21(b)       .24(b)       .27(b)
Net realized and unrealized gain on
  investment transactions                       1.08         2.25         3.81         4.39         3.18         3.94
Net increase in net asset value from
  operations                                    1.19         2.41         4.03         4.60         3.42         4.21

LESS: DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income            (.14)        (.18)        (.16)        (.13)        (.25)        (.13)
Distributions from net realized gains          (1.47)       (2.28)       (1.96)        (.94)       (2.56)        (.14)
Total dividends and distributions              (1.61)       (2.46)       (2.12)       (1.07)       (2.81)        (.27)
Net asset value, end of period                $21.37       $21.79       $21.84       $19.93       $16.40       $15.79

TOTAL RETURN
Total investment return based on net
  asset value (c)                               5.13%       11.37%       20.89%       28.80%       24.09%       35.76%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period
  (000's omitted)                           $540,214     $522,163     $381,614     $250,202     $126,729      $41,993
Ratios to average net assets of:
  Expenses, net of waivers and
    reimbursements                               .69%(d)      .71%         .73%         .72%         .82%         .79%
  Expenses, before waivers and
    reimbursements                               .69%(d)      .71%         .73%         .72%         .82%         .79%
  Net investment income                          .99%(d)      .75%        1.07%        1.16%(b)     1.58%(b)     1.95%(b)
Portfolio turnover rate                           31%          46%          79%          86%          87%         150%


See footnote summary on page 13.


12


                                         Alliance Variable Products Series Fund
_______________________________________________________________________________

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                                   CLASS B
                                          ---------------------------
                                           Six Months  June 1, 1999(e)
                                              Ended           to
                                          June 30, 2000  December 31,
                                           (unaudited)      1999
                                          -------------  ------------
Net asset value, beginning of period          $21.76       $21.37

INCOME FROM INVESTMENT OPERATIONS
Net investment income (a)                        .10          .07
Net realized and unrealized gain on
  investment transactions                       1.06          .32
Net increase in net asset value from
  operations                                    1.16          .39

LESS: DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income            (.14)          -0-
Distributions from net realized gains          (1.47)          -0-
Total dividends and distributions              (1.61)          -0-
Net asset value, end of period                $21.31       $21.76

TOTAL RETURN
Total investment return based on net
  asset value (c)                               4.97%        1.83%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period
  (000's omitted)                            $24,418       $7,993
Ratios to average net assets of:
  Expenses (d)                                   .95%         .97%
  Net investment income (d)                      .81%         .55%
Portfolio turnover rate                           31%          46%


(a)  Based on average shares outstanding.

(b)  Net of expenses reimbursed or waived by the Adviser.

(c) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Total investment return calculated for a period of less than one year is not annualized.

(d)  Annualized.

(e)  Commencement of distribution.


13


                                         Alliance Variable Products Series Fund
_______________________________________________________________________________

BOARD OF DIRECTORS
John D. Carifa, Chairman and President
Ruth Block (1)
David H. Dievler (1)
John H. Dobkin (1)
William H. Foulk, Jr. (1)
Dr. James M. Hester (1)
Clifford L. Michel (1)
Donald J. Robinson (1)

OFFICERS
Andrew Aran, Senior Vice President
Kathleen A. Corbet, Senior Vice President
Gregory Dube, Senior Vice President
Alfred L. Harrison, Senior Vice President
Nelson Jantzen, Senior Vice President
Wayne D. Lyski, Senior Vice President
Raymond J. Papera, Senior Vice President
Peter Anastos, Vice President
Bruce K. Aronow, Vice President
Edward Baker, Vice President
Thomas J. Bardong, Vice President
Matthew Bloom, Vice President
Mark H. Breedon, Vice President
Russell Brody, Vice President
Nicholas D.P. Carn, Vice President
Paul J. DeNoon, Vice President
Joseph C. Dona, Vice President
Vicki L. Fuller, Vice President
F. Jeanne Goetz, Vice President
Gerald T. Malone, Vice President
Michael Mon, Vice President
Douglas J. Peebles, Vice President
Daniel G. Pine, Vice President
Paul C. Rissman, Vice President
Tyler J. Smith, Vice President
Jean Van De Walle, Vice President
Sandra Yeager, Vice President
Edmund P. Bergan, Jr., Secretary
Mark D. Gersten, Treasurer & Chief Financial Officer
Thomas Manley, Controller

CUSTODIAN
State Street Bank and Trust Company
225 Franklin Street
Boston, MA 02110

DISTRIBUTOR
Alliance Fund Distributors, Inc.
1345 Avenue of the Americas
New York, NY 10105

INDEPENDENT AUDITORS
Ernst & Young LLP
787 Seventh Avenue
New York, NY 10019

LEGAL COUNSEL
Seward & Kissel
One Battery Park Plaza
New York, NY 10004

TRANSFER AGENT
Alliance Fund Services, Inc.
P.O. Box 1520
Secaucus, NJ 07096-1520
Toll-free 1-(800) 221-5672


(1)  Member of the Audit Committee.


14